REVENUE - Revenue by Type (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue by type
Revenue	$ 5,292	$ 3,681	$ 10,510	$ 6,811
Loss (gain) on non-hedge derivatives	0	1	0	1
Derivatives
Revenue by type
Loss (gain) on non-hedge derivatives	18	0	60	0
Gold
Revenue by type
Revenue	4,665	3,280	9,421	6,046
Spot market sales
Revenue by type
Revenue	4,432	3,117	8,981	5,718
Concentrate sales
Revenue by type
Revenue	254	155	450	304
Gold provisional pricing adjustments [Member]
Revenue by type
Revenue	(21)	8	(10)	24
Copper
Revenue by type
Revenue	499	337	842	641
Copper concentrate [Member]
Revenue by type
Revenue	229	196	439	471
Copper cathode and anode
Revenue by type
Revenue	268	141	442	141
Copper provisional pricing adjustments [Member]
Revenue by type
Revenue	2	0	(39)	29
Other sales
Revenue by type
Revenue	$ 128	$ 64	$ 247	$ 124